Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss)	$ 74,115		$ 13,737	$ (23,152)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in reinsurance recoverable	(75,379)		(310,283)	(75,154)
Change in premiums and accounts receivable	6,280		9,676	(5,590)
Depreciation and amortization	6,238		4,805	3,418
Change in deferred acquisition costs and value of business acquired	3,667		8,772	7,790
Change in accrued investment income	(337)		(453)	(866)
Change in insurance policy reserves and expenses	(16,898)		192,385	(45,507)
Change in accounts payable and other liabilities	(5,613)		(35,745)	(3,222)
Change in commissions payable	(333)		1,424	(1,756)
Amortization of deferred gain on disposal of businesses	(13,863)		2,876	(16,906)
Change in income taxes	(12,351)		12,125	7,501
Net realized (gains) losses on investments	(451)		(7,183)	25,512
Goodwill impairment	0		64,288	75,244
Other	685		2,712	(5,251)
Net cash used in operating activities	(34,240)		(40,864)	(57,939)
Sales of:
Fixed maturity securities available for sale	232,195		323,152	244,094
Equity securities available for sale	46,629		44,045	27,345
Other invested assets	10,942		8,426	9,500
Property and equipment	0		0	(105)
Maturities, prepayments, and scheduled redemption of:
Fixed maturity securities available for sale	199,936		170,173	129,687
Commercial mortgage loans on real estate	42,182		66,719	73,338
Purchase of:
Fixed maturity securities available for sale	(419,265)		(531,646)	(449,662)
Equity securities available for sale	(3,500)		(7,340)	(11,750)
Commercial mortgage loans on real estate	(14,661)		0	(12,096)
Other invested assets	(17,994)		(11,807)	(15,608)
Property and equipment	0		(22)	0
Subsidiary, net of cash transferred	0		0	4,923	[1]
Change in short-term investments	(29,418)		17,983	89,480
Change in collateral held under securities lending	14,637		49,857	15,877
Change in policy loans	419		740	441
Net cash provided by investing activities	62,102		130,280	105,464
Financing activities
Dividends paid	(32,000)		(58,000)	(20,000)
Change in obligation under securities lending	(14,637)		(50,719)	(15,877)
Contributed capital	0		0	15,000
Net cash used in financing activities	(46,637)	[2]	(108,719)	(20,877)
Change in cash and cash equivalents	(18,775)		(19,303)	26,648
Cash and cash equivalents at beginning of period	24,516		43,819	17,171
Cash and cash equivalents at end of period	5,741		24,516	43,819
Supplemental information:
Income taxes paid, net of refunds	$ 34,402		$ 20,727	$ 19,597

[1]	This relates to Shenandoah Life Insurance Company ("Shenandoah"), acquired through reinsurance agreement on October 1, 2009.
[2]	During 2011, a $21,576 non-cash capital contribution in the form of a deferred tax asset was made from the Parent. See Note 7 for more information.